Consolidated statements of cash flows - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Profit (loss)	R$ 58,759,000	R$ 17,176,000	R$ 187,875,000
Adjustments to reconcile profit (loss) [abstract]
Adjustments for depreciation and amortisation expense	322,512,000	181,864,000	112,029,000
Adjustments for Expected Credit Losses	2,723,000	654,000	248,000
Adjustments for Residual Value Of Written-Off Property, Plant And Equipment And Intangible Assets	78,149,000	19,311,000	26,291,000
Adjustments for provisions	25,000	(230,000)	334,000
Adjustments for deferred tax expense	4,297,000	12,866,000	9,104,000
Adjustments for reversal of obligations due to investment acquisition	(5,242,000)	(48,315,000)	0
Adjustments for Equity in Earnings of Investments	0	0	(3,628,000)
Adjustments for Investments Adjustments	0	0	(2,779,000)
Adjustments for Interest On Loans And Financing And Exchange-Rate Change	336,526,000	150,799,000	96,699,000
Amortization of fees on loans, financing, and debentures	13,417,000	0	0
SWAP Result	(11,569,000)	0	0
Changes in assets and liabilities:
Adjustments for decrease (increase) in trade accounts receivable	(24,021,000)	(4,393,000)	94,381,000
Adjustments for Decrease (Increase) in Recoverable Taxes	(29,328,000)	(38,575,000)	(20,550,000)
Adjustments for decrease (increase) in prepaid expenses	1,487,000	6,243,000	(32,859,000)
Adjustments For Decrease (Increase) In Advances to Suppliers	(11,338,000)	29,540,000	23,650,000
Adjustments for decrease (increase) in inventories	(160,810,000)	2,328,000	(5,672,000)
Adjustments for decrease (increase) in other operating receivables	8,232,000	40,986,000	18,783,000
Adjustments for increase (decrease) in trade accounts payable	(29,597,000)	(56,325,000)	(10,901,000)
Adjustments for increase (decrease) in employee benefit liabilities	17,417,000	(41,661,000)	27,472,000
Adjustments For Increase (Decrease) In Taxes Payable	42,368,000	44,718,000	34,210,000
Adjustments for warrant and earn-out	(1,579,000)	(17,044,000)	0
Adjustments for increase (decrease) in other operating payables	1,559,000	(37,048,000)	(25,736,000)
Cash flows from (used in) operations	613,987,000	262,894,000	528,951,000
Interest Paid on Loans and Financing Classified As Operating Activities	(62,838,000)	(50,260,000)	(12,126,000)
Interest Paid on Debentures Classified as Operating Activities	(58,546,000)	(94,549,000)	(25,274,000)
Interest Paid on Lease Classified As Operating Activities	(16,343,000)	(2,650,000)	(2,400,000)
Fines on debenture payments	7,066,000	0	0
Income taxes paid (refund), classified as operating activities	(47,827,000)	(36,956,000)	(18,213,000)
Cash flows from (used in) operating activities	421,367,000	78,479,000	470,938,000
Cash flows from (used in) investing activities [abstract]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	0	(47,131,000)	(1,090,040,000)
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	(109,809,000)	(236,209,000)	(134,981,000)
Acquisition of intangible assets	24,928,000	4,080,000	95,748,000
Cash flows from (used in) investing activities	(134,737,000)	(287,420,000)	(1,320,769,000)
Cash flows from (used in) financing activities [abstract]
Dividends paid, classified as financing activities	(51,707,000)	(31,947,000)	0
Increase in minority interest	0	699,532,000	0
Payment of obligations from acquisition of investments	(178,100,000)	(124,558,000)	0
Cash advances and loans from related parties	113,733,000	98,200,000	71,019,000
Payments of lease liabilities, classified as financing activities	(161,731,000)	(112,459,000)	(32,802,000)
Proceeds from borrowings	153,706,000	124,258,000	446,870,000
Proceeds from issue of bonds, notes and debentures	200,000,000	0	573,623,000
Repayments of borrowings, classified as financing activities	(305,297,000)	(179,804,000)	(63,985,000)
Costs in raising debentures and loans	(5,119,000)	0	0
Repayments of borrowings, classified as financing activities	305,297,000	179,804,000	63,985,000
Payments of debentures - Principal	279,584,000	55,953,000	0
Cash flows from (used in) financing activities	(514,099,000)	417,269,000	994,725,000
Effect of exchange rate changes on cash and cash equivalents [abstract]
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	(227,469,000)	208,328,000	144,894,000
Effect of exchange rate changes on cash and cash equivalents	162,637,000	(56,669,000)	7,795,000
Cash and cash equivalents	R$ 358,434,000	R$ 423,266,000	R$ 271,607,000